Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	ReAlpha Tech Corp. and Subsidiaries Equity	Non- Controlling Interests	Total
Balance at Apr. 30, 2021	$ 8,624	$ 92,500	$ (153,683)	$ (52,559)	$ 24,929	$ (27,630)
Balance (in Shares) at Apr. 30, 2021	8,624,210
Net loss			(5,379,370)	(5,379,370)	(12,642)	(5,392,012)
Shares issued through Reg A offering	$ 10	99,990		100,000		100,000
Shares issued through Reg A offering (in Shares)	10,000
RTC India - Non controlling interest					1,310	1,310
Balance at Apr. 30, 2022	$ 8,634	192,490	(5,533,053)	(5,331,929)	13,597	(5,318,332)
Balance (in Shares) at Apr. 30, 2022	8,634,210
Net loss			(5,453,109)	(5,453,109)	726	(5,452,383)
Shares issued through Reg A offering	$ 896	8,954,474		8,955,370		8,955,370
Shares issued through Reg A offering (in Shares)	895,537
Reg A offering costs		(777,466)		(777,466)		(777,466)
Distribution to syndicate members		(46,587)		(46,587)	(12,351)	(58,938)
Shares issued for acquisition of Rhove	$ 1,312	13,118,938		13,120,250		13,120,250
Shares issued for acquisition of Rhove (in Shares)	1,312,025
Shares issued for services	$ 305	3,044,985		3,045,290		3,045,290
Shares issued for services (in Shares)	304,529
Shares issued in former parent	$ 543	149,457		150,000		150,000
Shares issued in former parent (in Shares)	543,420
RTC India - Non controlling interest					641	641
Cancellation of shares in the former parent	$ (9,167)	(241,957)		(251,124)		(251,124)
Cancellation of shares in the former parent (in Shares)	(9,167,630)
Recapitalization of shares	$ 40,000	410,000		450,000		450,000
Recapitalization of shares (in Shares)	40,000,000
Downstream merger transaction		(697,175)		(697,175)		(697,175)
Balance at Apr. 30, 2023	$ 42,523	24,107,159	(10,986,162)	13,163,520	2,613	13,166,133
Balance (in Shares) at Apr. 30, 2023	42,522,091
Balance at Dec. 31, 2022	$ 9,376	6,979,840	(9,775,175)	(2,785,959)	1,814	(2,784,145)
Balance (in Shares) at Dec. 31, 2022	9,376,400
Net loss			(864,722)	(864,722)	(191)	(864,913)
Shares issued through Reg A offering	$ 154	1,435,826		1,435,980		1,435,980
Shares issued through Reg A offering (in Shares)	153,697
Reg A offering costs		(79,379)		(79,379)		(79,379)
Distribution to syndicate members		(13,375)		(13,375)	3,292	(10,083)
Shares issued for acquisition of Rhove	$ 1,312	13,118,938		13,120,250		13,120,250
Shares issued for acquisition of Rhove (in Shares)	1,312,025
Shares issued for services	$ 305	3,044,985		3,045,290		3,045,290
Shares issued for services (in Shares)	304,529
Shares issued in former parent	$ 543	149,457		150,000		150,000
Shares issued in former parent (in Shares)	543,420
RTC India - Non controlling interest					641	641
Cancellation of shares in the former parent	$ (9,167)	(241,957)		(251,124)		(251,124)
Cancellation of shares in the former parent (in Shares)	(9,167,630)
Recapitalization of shares	$ 40,000	410,000		450,000		450,000
Recapitalization of shares (in Shares)	40,000,000
Downstream merger transaction		(697,175)		(697,175)		(697,175)
Balance at Mar. 31, 2023	$ 42,523	24,107,160	(10,639,897)	13,509,786	5,556	13,515,342
Balance (in Shares) at Mar. 31, 2023	42,522,441
Balance at Apr. 30, 2023	$ 42,523	24,107,159	(10,986,162)	13,163,520	2,613	13,166,133
Balance (in Shares) at Apr. 30, 2023	42,522,091
Net loss			(1,251,723)	(1,251,723)	464	(1,251,259)
Reg A offering costs		(562)		(562)		(562)
Shares issued through follow on listing	$ 1,600	3,898,898		3,900,498		3,900,498
Shares issued through follow on listing (in Shares)	1,600,000
Issuance of warrants		4,099,502		4,099,502		4,099,502
Issuance of stock options for Rhove acquisition		5,462,000		5,462,000		5,462,000
Follow on listing offering costs		(667,500)		(667,500)		(667,500)
RTC India - Non controlling interest					(27)	(27)
Balance at Dec. 31, 2023	$ 44,123	36,899,497	(12,237,885)	24,705,735	3,050	24,708,785
Balance (in Shares) at Dec. 31, 2023	44,122,091
Net loss			(1,418,980)	(1,418,980)	(65)	(1,419,045)
RTC India - Non controlling interest
Balance at Mar. 31, 2024	$ 44,123	$ 36,899,497	$ (13,656,865)	$ 23,286,755	$ 2,985	$ 23,289,740
Balance (in Shares) at Mar. 31, 2024	44,122,091